Summary of significant accounting policies - Earnings (loss) per share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of significant accounting policies
Weighted average number of shares outstanding - basic (in shares)	7,350,792	6,302,458	4,836,000